January 31, 2020

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Capitol Series Trust (the “Trust”)

File Nos. 333-191495; 811-22895

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Trust that (i) the form of prospectus and form of Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to the Fuller & Thaler Behavioral Small-Cap Equity Fund, Fuller & Thaler Behavioral Small-Cap Growth Fund, Fuller & Thaler Behavioral Mid-Cap Value Fund, Fuller & Thaler Behavioral Unconstrained Equity Fund, Fuller & Thaler Behavioral Small-Mid Core Equity Fund and Fuller & Thaler Behavioral Micro-Cap Equity Fund (the “Fuller & Thaler Funds”); and (ii) the text of Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A was filed electronically with the U.S. Securities and Exchange Commission on January 28, 2020, with regard to the Fuller & Thaler Funds.

Any questions or comments with respect to this filing may be directed to the undersigned at (513) 869-4327.

Very truly yours,

/s/ Matthew Beck

Secretary of the Trust